UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ACR Opportunity Fund
Class I/ACROX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the ACR Opportunity Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.acr-investfunds.com. You can also request this information by contacting us at (855) 955-9552.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Opportunity Fund (Class I/ACROX)	$70	1.27%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$70,840,924
Total number of portfolio holdings	35
Total advisory fee paid/(reimbursed)	$231,574
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Sulzer A.G.	5.8%
Vistry Group PLC	5.7%
Barclays PLC - ADR	5.4%
Vodafone Group PLC - ADR	5.2%
Citigroup, Inc.	4.6%
Lennar Corp.	4.3%
Fairfax Financial Holdings Ltd.	4.2%
Jefferies Financial Group, Inc.	4.1%
Dell Technologies, Inc. - Class C	4.0%
DCC PLC	3.7%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.acr-investfunds.com. You can also request this information by contacting us at (855) 955-9552.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 955-9552 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

ACR Equity International Fund
Class I/ACREX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about the ACR Equity International Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.acr-investfunds.com. You can also request this information by contacting us at (855) 955-9552.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Equity International Fund (Class I/ACREX)	$61	1.11%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$88,197,275
Total number of portfolio holdings	26
Total advisory fee paid/(reimbursed)	$267,108
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Vistry Group PLC	8.9%
DCC PLC	7.3%
Eurocell PLC	6.2%
ISS A/S	6.2%
Vodafone Group PLC - ADR	5.9%
Barclays PLC - ADR	5.4%
JD Sports Fashion PLC	4.6%
Greencore Group PLC	4.3%
Premium Brands Holdings Corp.	4.3%
Ashtead Group PLC	4.2%
Asset Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.acr-investfunds.com. You can also request this information by contacting us at (855) 955-9552.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (855) 955-9552 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ACR Opportunity Fund

Class I Shares

(Ticker Symbol: ACROX)

ACR Equity International Fund

Class I Shares

(Ticker Symbol: ACREX)

SEMI- ANNUAL FINANCIALS AND OTHER INFORMATION

MAY 31, 2024

ACR Opportunity Fund

ACR Equity International Fund

Each a series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
ACR Opportunity Fund	1
ACR Equity International Fund	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets
ACR Opportunity Fund	8
ACR Equity International Fund	9
Financial Highlights
ACR Opportunity Fund	10
ACR Equity International Fund	11
Notes to Financial Statements	12

This report and the financial statements contained herein are provided for the general information of the shareholders of the ACR Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.acr-investfunds.com

ACR Opportunity Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2024 (Unaudited)

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Number of Shares		Value
	COMMON STOCKS — 91.9% COMMUNICATIONS — 10.4%
12,000	IAC, Inc.*	$597,480
154,500	Liberty Global Ltd. - Class A*[1]	2,575,515
61,000	Liberty Latin America Ltd. - Class C*[1]	553,270
380,000	Vodafone Group PLC - ADR[2]	3,655,600
		7,381,865
	CONSUMER DISCRETIONARY — 23.4%
54,300	General Motors Co.[2]	2,442,957
1,000,000	JD Sports Fashion PLC	1,643,476
21,000	Lennar Corp.	3,071,460
45,000	Magna International, Inc.[1]	2,034,450
30,000	MGM Resorts International*	1,205,100
180,000	Nerdy, Inc.*	307,800
134,000	Opmobility	1,592,762
100,000	Victoria PLC*	248,726
243,000	Vistry Group PLC	4,025,880
		16,572,611
	CONSUMER STAPLES — 3.4%
500,000	Greencore Group PLC*	1,117,482
20,000	Premium Brands Holdings Corp.	1,311,812
		2,429,294
	ENERGY — 1.8%
8,000	Chevron Corp.	1,298,400
	FINANCIALS — 23.2%
339,000	Barclays PLC - ADR[2]	3,847,650
52,500	Citigroup, Inc.[2]	3,271,275
2,700	Fairfax Financial Holdings Ltd.[1,2]	3,013,200
62,000	Jefferies Financial Group, Inc.[2]	2,884,240
70,000	Power Corp. of Canada	2,032,208
59,952	Protector Forsikring A.S.A.	1,385,094
		16,433,667
	HEALTH CARE — 2.6%
100,000	Medmix A.G.[3]	1,863,918
	INDUSTRIALS — 21.8%
29,400	Ashtead Group PLC	2,153,280
36,000	DCC PLC	2,628,963
960,000	Eurocell PLC	1,571,866
10,000	FedEx Corp.	2,539,600
125,000	ISS A/S	2,424,611

ACR Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
30,000	Sulzer A.G.	$4,101,303
		15,419,623
	REAL ESTATE — 1.3%
127,733	Five Point Holdings LLC - Class A*	416,410
7,000	Howard Hughes Holdings, Inc.*	464,100
		880,510
	TECHNOLOGY — 4.0%
20,000	Dell Technologies, Inc. - Class C	2,791,200
	TOTAL COMMON STOCKS
	(Cost $53,925,922)	65,071,088
	PREFERRED STOCKS — 0.8%
	ENERGY — 0.8%
3,201	EPI Preferred Holdings, Inc.*[4,5,6]	598,554
	TOTAL PREFERRED STOCKS
	(Cost $185,363)	598,554

Principal Amount
	SHORT-TERM INVESTMENTS — 6.9%
$4,915,171	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[7]	4,915,171
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,915,171)	4,915,171

	TOTAL INVESTMENTS — 99.6%
	(Cost $59,026,456)	70,584,813
	Other Assets in Excess of Liabilities — 0.4%	256,111
	TOTAL NET ASSETS — 100.0%	$70,840,924

Number of Shares
	SECURITIES SOLD SHORT — (0.7)%
	EXCHANGE-TRADED FUNDS — (0.7)%
(2,500)	iShares Russell 2000 ETF	(514,425)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $382,871)	(514,425)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $382,871)	$(514,425)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

PLC – Public Limited Company

ACR Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2024 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $10,561,557, which represents 14.9% of total net assets of the Fund.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,863,918 which represents 2.6% of total net assets of the Fund.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	Post-reorganization assets.
[6]	Security in a privately owned company.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

ACR Equity International Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.3% BERMUDA — 9.8%
158,000	Liberty Global Ltd. - Class A*[1]	$2,633,860
178,218	Liberty Global Ltd. - Class C*[1]	3,042,181
331,502	Liberty Latin America Ltd. - Class C*[1]	3,006,723
		8,682,764
	CANADA — 7.1%
1,516	Fairfax Financial Holdings Ltd.	1,706,540
162,255	KITS Eyecare Ltd.*	795,204
57,074	Premium Brands Holdings Corp.	3,743,519
		6,245,263
	DENMARK — 6.2%
280,578	ISS A/S	5,442,339
	FRANCE — 7.3%
34,729	Accor S.A.	1,515,132
20,210	Danone S.A.	1,303,365
308,153	Opmobility	3,662,794
		6,481,291
	IRELAND — 11.6%
87,754	DCC PLC	6,408,390
1,692,977	Greencore Group PLC*	3,783,743
		10,192,133
	NORWAY — 2.8%
103,891	Multiconsult A.S.A.[2]	1,479,732
42,640	Protector Forsikring A.S.A.	985,128
		2,464,860
	SWITZERLAND — 5.6%
121,478	Medmix A.G.[2]	2,264,251
19,595	Sulzer A.G.	2,678,834
		4,943,085
	UNITED KINGDOM — 39.9%
50,220	Ashtead Group PLC	3,678,154
417,426	Barclays PLC - ADR	4,737,785
3,340,660	Eurocell PLC	5,469,863
2,464,131	JD Sports Fashion PLC	4,049,740
2,637,386	Naked Wines PLC*	2,016,350
857,418	Victoria PLC*	2,132,620
476,735	Vistry Group PLC	7,898,262

ACR Equity International Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued) UNITED KINGDOM (Continued)
542,362	Vodafone Group PLC - ADR	$5,217,523
		35,200,297
	TOTAL COMMON STOCKS
	(Cost $78,896,652)	79,652,032
	EXCHANGE-TRADED FUNDS — 4.0%
	UNITED STATES — 4.0%
35,255	Goldman Sachs Access Treasury 0-1 Year ETF	3,529,731
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,519,551)	3,529,731

Principal Amount
	SHORT-TERM INVESTMENTS — 5.3%
$4,627,012	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[3]	4,627,012
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,627,012)	4,627,012

	TOTAL INVESTMENTS — 99.6%
	(Cost $87,043,215)	87,808,775
	Other Assets in Excess of Liabilities — 0.4%	388,500
	TOTAL NET ASSETS — 100.0%	$88,197,275

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,743,983 which represents 4.3% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2024 (Unaudited)

	ACR Opportunity Fund	ACR Equity International Fund
Assets:
Investments, at value (cost $59,026,456 and $87,043,215, respectively)	$70,584,813	$87,808,775
Cash	-	23,719
Cash deposited with broker for securities sold short	636,764	-
Receivables:
Fund shares sold	129	2,100
Dividends and interest	258,481	480,275
Prepaid expenses	14,698	17,147
Total assets	71,494,885	88,332,016

Liabilities:
Securities sold short, at value (proceeds $382,871 and $0, respectively)	514,425	-
Payables:
Fund shares redeemed	200	-
Advisory fees	48,029	47,422
Shareholder servicing fees (Note 7)	9,202	10,792
Fund administration and accounting fees	20,971	12,090
Transfer agent fees and expenses	9,842	6,843
Custody fees	3,904	4,156
Trustees' deferred compensation (Note 3)	30,042	29,100
Auditing fees	8,886	7,417
Legal fees	3,485	9,163
Trustees' fees and expenses	2,633	861
Chief Compliance Officer fees	926	1,225
Due to broker	-	22
Accrued other expenses	1,416	5,650
Total Liabilities	653,961	134,741
Commitments and contingencies (Note 3)
Net Assets	$70,840,924	$88,197,275

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$57,292,604	$83,775,301
Total distributable earnings	13,548,320	4,421,974
Net Assets	$70,840,924	$88,197,275

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$70,840,924	$88,197,275
Shares of beneficial interest issued and outstanding	4,318,802	6,710,159
Redemption price per share	$16.40	$13.14

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2024 (Unaudited)

	ACR Opportunity Fund	ACR Equity International Fund
Investment income:
Dividends (net of foreign withholdings taxes of $69,330 and $91,664, respectively)	$768,543	$1,000,039
Interest	98,952	61,817
Total investment income	867,495	1,061,856

Expenses:
Advisory fees	299,782	397,768
Shareholder servicing fees (Note 7)	20,953	35,749
Fund administration and accounting fees	51,200	54,369
Trustees' fees and expenses	6,843	7,956
Transfer agent fees and expenses	20,280	16,529
Registration fees	11,924	12,502
Auditing fees	9,002	8,002
Custody fees	8,147	13,120
Chief Compliance Officer fees	4,846	5,368
Dividends on securities sold short	3,140	-
Tax reclaim service fees	3,009	6,017
Legal fees	2,885	5,982
Miscellaneous	2,857	3,115
Insurance fees	2,029	2,751
Shareholder reporting fees	1,952	4,732
Total expenses	448,849	573,960
Advisory fees waived	(68,208)	(130,660)
Net expenses	380,641	443,300
Net investment income	486,854	618,556

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,806,054	5,132,122
Foreign currency transactions	(2,987)	1,399
Net realized gain (loss)	1,803,067	5,133,521
Net change in unrealized appreciation/depreciation on:
Investments	9,055,230	9,270,231
Securities sold short	(65,275)	-
Foreign currency translations	(2,460)	489
Net change in unrealized appreciation/depreciation	8,987,495	9,270,720
Net realized and unrealized gain (loss)	10,790,562	14,404,241

Net Increase (Decrease) in Net Assets from Operations	$11,277,416	$15,022,797

See accompanying Notes to Financial Statements.

ACR Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$486,854	$1,053,746
Net realized gain (loss)	1,803,067	535,131
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	8,987,495	3,538,895
Net increase (decrease) in net assets resulting from operations	11,277,416	5,127,772

Distributions to Shareholders:
Distributions:
Class I	(1,595,187)	(1,389,029)
Total distributions to shareholders	(1,595,187)	(1,389,029)

Capital Transactions:
Net proceeds from shares sold:
Class I	11,419,494	10,437,979
Reinvestment of distributions:
Class I	1,522,050	1,337,682
Cost of shares redeemed:
Class I1	(3,567,191)	(8,621,038)
Net increase in net assets from capital transactions	9,374,353	3,154,623

Total increase (decrease) in net assets	19,056,582	6,893,366

Net Assets:
Beginning of period	51,784,342	44,890,976
End of period	$70,840,924	$51,784,342
Capital Share Transactions:
Shares sold:
Class I	739,168	783,874
Shares reinvested:
Class I	106,511	110,370
Shares redeemed:
Class I	(236,974)	(651,793)
Net increase (decrease) in capital share transactions	608,705	242,451

[1]	Net redemption fee proceeds of $0 and $293, respectively.

See accompanying Notes to Financial Statements.

ACR Equity International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	May 31, 2024	Year Ended
	(Unaudited)	November 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$618,556	$1,076,339
Net realized gain (loss)	5,133,521	613,216
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,270,720	6,020,925
Net increase (decrease) in net assets resulting from operations	15,022,797	7,710,480

Distributions to Shareholders:
Distributions:
Class I	(2,510,247)	(892,292)
Total distributions to shareholders	(2,510,247)	(892,292)

Capital Transactions:
Net proceeds from shares sold:
Class I	3,833,464	17,270,608
Reinvestment of distributions:
Class I	2,501,022	888,259
Cost of shares redeemed:
Class I1	(4,396,668)	(6,492,640)
Net increase in net assets from capital transactions	1,937,818	11,666,227

Total increase (decrease) in net assets	14,450,368	18,484,415

Net Assets:
Beginning of period	73,746,907	55,262,492
End of period	$88,197,275	$73,746,907
Capital Share Transactions:
Shares sold:
Class I	319,297	1,572,454
Shares reinvested:
Class I	216,352	91,762
Shares redeemed:
Class I	(377,299)	(610,969)
Net increase (decrease) in capital share transactions	158,350	1,053,247

[1]	Net redemption fee proceeds of $0 and $162, respectively.

See accompanying Notes to Financial Statements.

ACR Opportunity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended May 31,
	2024	For the Year Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.96	$12.95	$14.54	$11.38	$10.27	$11.12
Income from Investment Operations:
Net investment income (loss) [1]	0.12	0.29	0.24	0.15	0.04	0.20
Net realized and unrealized gain (loss)	2.75	1.12	(1.71)	3.09	1.36	(0.40)
Total from investment operations	2.87	1.41	(1.47)	3.24	1.40	(0.20)

Less Distributions:
From net investment income	(0.29)	(0.24)	(0.12)	(0.08)	(0.22)	(0.26)
From net realized gain	(0.14)	(0.16)	-	-	(0.07)	(0.39)
Total distributions	(0.43)	(0.40)	(0.12)	(0.08)	(0.29)	(0.65)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$16.40	$13.96	$12.95	$14.54	$11.38	$10.27

Total return[3]	21.00%[4]	11.43%	(10.22)%	28.65%	13.91%	(1.44)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,841	$51,784	$44,891	$49,165	$28,715	$58,326

Ratios of expenses to average net assets (including dividends on securities sold short, interest expense, and tax reclaim service fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.50%[5,6]	1.56%[6]	1.61%[6]	1.65%[6]	2.03%[6]	1.69%[6]
After fees waived, expenses absorbed and fees paid indirectly	1.27%[5,6]	1.27%[6]	1.27%[6]	1.24%[6]	1.31%[6]	1.30%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short, interest expense, and tax reclaim service fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.39%[5]	1.87%	1.45%	0.61%	(0.26)%	1.58%
After fees waived, expenses absorbed and fees paid indirectly	1.62%[5]	2.16%	1.79%	1.02%	0.46%	1.97%

Portfolio turnover rate	17%[4]	20%	19%	17%	33%	18%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense, dividends on securities sold short, and tax reclaim expense had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended May 31, 2024. For the years ended November 30, 2023, 2022, 2021, 2020 and 2019, the ratios would have been lowered by 0.02%, 0.02%, 0.03%, 0.14%, and 0.13%, respectively.

See accompanying Notes to Financial Statements.

ACR Equity International Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended May 31,
	2024	For the Year Ended November 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.26	$10.05	$13.81	$12.14	$10.19	$9.86
Income from Investment Operations:
Net investment income (loss) [1]	0.09	0.18	0.12	0.11	(0.02)	0.10
Net realized and unrealized gain (loss)	2.18	1.19	(3.28)	1.61	2.07	0.40
Net increase from reimbursement by affiliates	-	-	-	-	- [2,3]	- [2,4]
Total from investment operations	2.27	1.37	(3.16)	1.72	2.05	0.50

Less Distributions:
From net investment income	(0.39)	(0.16)	(0.08)	-	(0.10)	(0.07)
From net realized gain	-	-	(0.52)	(0.05)	-	(0.10)
Total distributions	(0.39)	(0.16)	(0.60)	(0.05)	(0.10)	(0.17)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$13.14	$11.26	$10.05	$13.81	$12.14	$10.19

Total return[5]	20.66%[6]	13.91%	(23.95)%	14.24%	20.23%	5.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$88,197	$73,747	$55,262	$70,573	$30,329	$21,882

Ratio of expenses to average net assets (including tax reclaim service fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.44%[7]	1.47%[8]	1.56%	1.54%	2.20%	2.24%
After fees waived, expenses absorbed and fees paid indirectly	1.11%[7]	1.10%[8]	1.10%	1.13%[9]	1.19%	1.20%
Ratio of net investment income (loss) to average net assets (including tax reclaim service fees):
Before fees waived, expenses absorbed and fees paid indirectly	1.23%[7]	1.22%	0.63%	0.37%	(1.20)%	(0.07)%
After fees waived, expenses absorbed and fees paid indirectly	1.56%[7]	1.59%	1.09%	0.78%	(0.19)%	0.97%

Portfolio turnover rate	22%[6]	22%	36%	14%	44%	32%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended November 30, 2020, an affiliate reimbursed the Fund $4,202 for FX loss. The reimbursement had no impact to the Fund's performance.
[4]	During the year ended November 30, 2019, the Advisor reimbursed the Fund $1,272 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.
[8]	If tax reclaim expense had been excluded, the expense ratios would of been lowered by 0.01% for the six months ended May 31, 2024. For the year ended November 30, 2023, the ratios would have been lowered 0.00%.
[9]	Effective as of the close of business on June 11, 2021, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.10%. Prior to the close of business on June 11, 2021, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

ACR Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2024

Note 1 – Organization

ACR Opportunity Fund (formerly the ACR Multi-Strategy Quality Return (MQR) Fund) and ACR Equity International Fund (formerly ACR International Quality Return (IQR) Fund) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ACR Opportunity Fund seeks to preserve capital from permanent loss during periods of economic decline, and to provide above average absolute and relative returns in the long run. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I. Effective as of the close of business on June 11, 2021, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The ACR Equity International Fund seeks to protect capital from permanent impairment while providing a return above both the Fund’s cost of capital and above the Fund’s benchmark over a full market cycle. The Fund commenced investment operations on December 30, 2016, with two classes of shares, Class A and Class I. Effective as of the close of business on June 11, 2021, Class A shares were converted into Class I shares. Class A shares were subsequently terminated.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024

(b) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(d) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(e) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(g) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2024 and during the prior three tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024

(h) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(j) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with ACR Alpine Capital Research, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, dividend and interest expense on short sales, brokerage commissions, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until March 31, 2025 for the Funds, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the annual investment advisory fees and expense cap by Fund.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses †
ACR Opportunity Fund	1.00%	1.25%
ACR Equity International Fund	1.00%	1.10%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended May 31, 2024, the Advisor waived a portion of its advisory fees totaling $68,208 for the ACR Opportunity Fund and $130,660 for the ACR Equity International Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2024 the amount of these potentially recoverable expenses was $552,432 and $891,433 for the ACR Opportunity Fund and the ACR Equity International Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than November 30 of the years stated below:

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024

	ACR Opportunity Fund	ACR Equity International Fund
2024	$182,624	$222,146
2025	159,090	289,290
2026	142,510	249,337
2027	68,208	130,660
Total	$552,432	$891,433

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2024, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2024, are reported on the Statements of Operations.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024

Note 4 – Federal Income Taxes

At May 31, 2024, the cost of securities and the proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

	ACR Opportunity Fund	ACR Equity International Fund*
Cost of investments and proceeds from securities sold short	$58,776,600	$87,480,553

Gross unrealized appreciation	$17,391,999	$15,645,647
Gross unrealized depreciation	(6,098,211)	(15,317,425)

Net unrealized appreciation (depreciation) on investments and securities sold short	$11,293,788	$328,222

*	The Fund did not hold any securities sold short during the six months ended May 31, 2024.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ACR Opportunity Fund	ACR Equity International Fund
Undistributed ordinary income	$1,150,410	$2,510,239
Undistributed long-term capital gains	441,458	-
Accumulated earnings	1,591,868	2,510,239

Accumulated capital and other losses	-	(883,142)
Unrealized appreciation (depreciation) on investments and securities sold short	2,303,833	(9,682,093)
Unrealized appreciation (depreciation) on foreign currency translations	(2,917)	(9,831)
Unrealized deferred compensation	(26,693)	(25,750)
Total accumulated earnings (deficit)	$3,866,091	$(8,090,577)

At November 30, 2023, the Funds had non-expiring capital loss carryforwards as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term
ACR Opportunity Fund	$-	-
ACR Equity International Fund	861,532	21,610

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024

The tax character of distributions paid during the years ended November 30, 2023 and November 30, 2022 were as follows:

	ACR Opportunity Fund		ACR Equity International Fund
Distribution paid from:	2023	2022	2023	2022
Ordinary income	$829,679	$399,519	$892,282	$428,785
Net long-term capital gains	559,350	-	-	2,656,682
Total taxable distributions	$1,389,029	$399,519	$892,292	$3,085,467

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2024 and the year ended November 30, 2023, respectively, the ACR Opportunity Fund received $0 and $293 in redemption fees, and the ACR Equity International Fund received $0 and $162 in redemption fees.

Note 6 – Investment Transactions

For the six months ended May 31, 2024, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
ACR Opportunity Fund	$15,615,818	$9,725,080	$-	$-
ACR Equity International Fund	16,666,458	20,383,012	-	-

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2024, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2024, in valuing the Funds’ assets carried at fair value:

ACR Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stock
Communications	$7,381,865	$-	$-	$7,381,865
Consumer Discretionary	9,310,493	7,262,118	-	16,572,611
Consumer Staples	2,429,294	-	-	2,429,294
Energy	1,298,400	-	-	1,298,400
Financials	16,433,667	-	-	16,433,667
Health Care	1,863,918	-	-	1,863,918
Industrials	4,111,466	11,308,157	-	15,419,623
Real Estate	880,510	-	-	880,510
Technology	2,791,200	-	-	2,791,200
Preferred Stocks	-	-	598,554	598,554
Short-Term Investments	4,915,171	-	-	4,915,171
Total Assets	$51,415,984	$18,570,275	$598,554	$70,584,813

Liabilities
Securities Sold Short
Exchange-Traded Funds	514,425	-	-	514,425
Total Liabilities	$514,425	$-	$-	$514,425

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024

ACR Equity International Fund	Level 1	Level 2	Level 3*	Total
Assets
Common Stock
Bermuda	$8,682,764	$-	$-	$8,682,764
Canada	6,245,263	-	-	6,245,263
Denmark	-	5,442,339	-	5,442,339
France	-	6,481,291	-	6,481,291
Ireland	3,783,743	6,408,390	-	10,192,133
Norway	2,464,860	-	-	2,464,860
Switzerland	2,264,251	2,678,834	-	4,943,085
United Kingdom	19,574,141	15,626,156	-	35,200,297
Exchange-Traded Funds	3,529,731	-	-	3,529,731
Short-Term Investments	4,627,012	-	-	4,627,012
Total Assets	$51,171,765	$36,637,010	$-	$87,808,775

*	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

ACR Opportunity Fund
Beginning balance November 30, 2023	$829,710
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(255,156)
Net purchases	24,000
Return of Capital	-
Net sales	-
Balance as of May 31, 2024	$598,554

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2024:

ACR Opportunity Fund
Asset Class	Fair Value at 5/31/2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Preferred Stocks	$598,554	Asset Approach	Estimated Recovery Proceeds	$186.97	$186.97	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

ACR Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2024

Note 11 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	8/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	8/9/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	8/9/2024